Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 16. Commitments and Contingencies

Legal Matters

In the normal course of conducting our business, the Company may be involved in various litigation. The Company is not a party to any litigation or governmental proceeding which our management believes could result in any judgments or fines against us that would have a material adverse effect on our financial position, liquidity or results of future operations.

Note 15. Commitments and Contingencies

Legal Matters

In the normal course of conducting our business, the Company may be involved in various litigation. The Company is not a party to any litigation or governmental proceeding which our management believes could result in any judgments or fines against us that would have a material adverse effect on our financial position, liquidity or results of future operations.

EEF9001 Guarantee

On December 13, 2022, the Company executed a guarantee for its wholly-owned subsidiary, Deep Isolation EMEA, Ltd., as a condition for an award of up to $729 (the “Grant”) given by the Department for Business, Energy and Industrial Strategy (“BEIS”) of the British Government. The Company has guaranteed obligations under the Grant Funding Agreement (reference number EEF9001) for Deep Isolation EMEA, Ltd., signed with the British Government. The guarantee covers all obligations and liabilities of the subsidiary to BEIS under the Grant Funding Agreement. The contract was completed on February 28, 2025.